Provisions	9 Months Ended
Sep. 30, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions
    Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2018	26.3	75.4	10.2	10.4	18.5	140.8
Additional provision in the period	1.0	—	0.3	—	1.3	2.6
Release of provision	(0.1)	—	—	—	(0.9)	(1.0)
Acquired through business combinations	—	—	—	—	6.8	6.8
Utilization of provision	(14.7)	(3.2)	(0.6)	(0.2)	(1.1)	(19.8)
Unwinding of discounting	—	0.6	—	0.3	—	0.9
Foreign exchange	—	(3.4)	—	—	—	(3.4)
Balance at September 30, 2018	12.5	69.4	9.9	10.5	24.6	126.9

Analysis of total provisions:		September 30, 2018		December 31, 2017
Current		58.6		68.0
Non-current		68.3		72.8
Total		126.9		140.8

Restructuring
The €12.5 million (December 31, 2017: €26.3 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 12 months. €14.7 million has been utilized in the nine months ended September 30, 2018, which relates to the closure of the production facilities in Bjuv, Sweden and reorganizational activities arising from the implementation of Nomad's strategic vision across the Company.
The Company has signed an agreement with Foodhills AB to sell the buildings and parts of the premises in Bjuv, Sweden. The purchase price could be up to SEK 85 million (€8.6 million), with cash received of SEK 72.25 million (€7.2 million) and the remainder held in escrow. The final settlement due in early 2019 is subject to liabilities and warranties in the framework of the transaction which are covered within the provision. Legal handover of the site was completed on March 1, 2018.
Onerous/unfavorable contracts
Of the onerous/unfavorable contracts provision, €67.2 million (December 31, 2017: €72.5 million) is held in relation to a lease for a warehouse and factory facility in Bjuv. The factory is vacant and the Company currently anticipates the warehouse space will not be fully utilized by the Company or other third parties, so the lease has been identified as being onerous.
The ability for the Company to offset the unavoidable costs associated with the unutilized portion of the facility with future rental income is highly uncertain and difficult to accurately estimate. The provision has been assessed to be the best estimate of the net unavoidable costs based on the latest information available. This provision will be frequently reassessed by management and may change significantly over time.
Furthermore, an independent valuation of the lease performed as part of the acquisition accounting for the November 2, 2015 acquisition of the Findus Group identified that the lease payments were in excess of market rates, deeming the contract to be unfavorable. This provision will be utilized over the duration of the lease.
The remaining provision of €2.2 million (December 31, 2017: €2.9 million) relates to a service contract covering the same warehouse facility.
Provisions related to other taxes
The €9.9 million (December 31, 2017: €10.2 million) provision relates to other taxes due to tax authorities after tax investigations within certain operating subsidiaries of the Nomad Group.
Contingent consideration
As at September 30, 2018, the provision for contingent consideration comprised of €9.0 million and €1.5 million relating to the acquisition of La Cocinera and the Lutosa brand respectively (December 31, 2017: €8.9 million and €1.5 million, respectively).
During the nine months period ended September 30, 2018, a €0.3 million charge has been recognized relating to the unwinding of discounting on the La Cocinera acquisition which occurred in Spain in April 2015. The consideration payable is dependent on specific future events and performance conditions being met. The payment is deferred until April 2020 but must be paid earlier if certain decisions are made by the Company.
There was negligible movement on the contingent consideration provided for the Lutosa brand (under license until 2020), which was acquired in Belgium in 2014 and is payable in 2019.
Other
Other provisions include €5.7 million (December 31, 2017: €5.6 million) of potential obligations in Italy, €6.8 million of contingent liabilities acquired as part of the Goodfella’s Pizza acquisition that are indemnified by the Seller’s insurance policies, €3.1 million (December 31, 2017: €3.1 million) for asset retirement obligations recognized as part of the Findus acquisition, €2.4 million (December 31, 2017: €2.7 million) professional fees in respect of the above mentioned tax investigations and other obligations from previous accounting periods.